Cover Page	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	American Woodmark Corporation
Entity Incorporation, State or Country Code	VA
Entity File Number	000-14798
Entity Tax Identification Number	54-1138147
Entity Address, Address Line One	561 Shady Elm Road,
Entity Address, City or Town	Winchester,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22602
City Area Code	540
Local Phone Number	665-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000794619